Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory
Schedule of inventory

	December 31,	December 31,
	2024	2025
Raw materials	2,273,991	3,487,344
Work in process	141,195	241,910
Finished Goods	4,291,167	4,554,713
Merchandise	626,772	910,903
Less: inventory provision	(245,902)	(664,016)
Total	7,087,223	8,530,854